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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22014

                         Pioneer Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer Diversified

                     High Income Trust

 NQ| January 31, 2014

Ticker Symbol:  HNW

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 ASSET BACKED SECURITIES -  2.1% of Net Assets

   802,178(a)

 CCC/Caa3

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.64%, 5/15/24 (144A)

 $ 312,850

   100,000

 BB/NR

 CarNow Auto Receivables Trust, Series 2012-1A, Class D, 6.9%, 11/15/16 (144A)

   102,005

   81,268

 BB+/Ba2

 Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17

   86,957

   250,000

 BBB/Ba2

 Delta Air Lines 2010-1 Class B Pass Through Trust, 6.375%, 1/2/16 (144A)

   267,500

   290,000(b)

 NR/NR

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

   278,828

   76,649(a)

 B-/Caa1

 GSAMP Trust, Series 2006-HE8, Class A2B, 0.288%, 1/25/37

   73,236

   939,719

 NR/NR

 Monty Parent Issuer LLC, Series 2013-LTR, 4.25%, 10/20/15

   940,454

   940,000

 NR/Ba2

 Nations Equipment Finance Funding I LLC, Series 2013-1A, Class C, 5.5%, 5/20/21 (144A)

   940,000

   137,549

 BB/NR

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

   141,241

   346,510

 NR/NR

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)

   353,440

 TOTAL ASSET BACKED SECURITIES

 (Cost  $3,506,048)

 $ 3,496,511

 COLLATERALIZED MORTGAGE OBLIGATIONS -  2.4% of Net Assets

   275,000

 NR/NR

 CAM Mortgage Trust, Series 2014-1, Class M, 5.5%, 12/15/53 (144A)

 $ 273,716

   662,185(a)

 CCC/Caa2

 Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A2, 0.358%, 2/25/37

   595,023

   200,000(b)

 CCC/B3

 Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class E, 5.135%, 10/15/39 (144A)

   178,178

   101,389

 NR/NR

 Extended Stay America Trust, Series 2013-ESHM, Class M, 7.625%, 12/5/19 (144A)

   101,793

   124,911

 BBB+/Ba3

 Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)

   119,958

   205,788

 CCC/Caa3

 Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32

   164,302

   375,000(a)

 NR/Ba2

 GS Mortgage Securities Corp. II, Series 2013-KYO, Class E, 3.763%, 11/8/29 (144A)

   377,827

   159,933(b)

 B/NR

 GSR Mortgage Loan Trust, Series 2004-3F, Class B1, 5.714%, 2/25/34

   142,344

   213,269

 NR/NR

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

   208,534

   793,195(a)

 B/Ba3

 Impac CMB Trust, Series 2004-9, Class 1A1, 0.918%, 1/25/35

   705,228

   150,000(a)

 BB/NR

 JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class E, 3.122%, 4/15/28 (144A)

   149,268

   556,571(b)

 BB/NR

 LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AJ, 5.276%, 2/15/41

   560,596

   400,000(b)

 B-/B1

 Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ, 5.969%, 5/15/46

   409,543

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $3,974,555)

 $ 3,986,310

 COMMERCIAL MORTGAGE-BACKED SECURITIES -  0.5% of Net Assets

   150,000(b)

 NR/Ba1

 Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41

 $ 151,887

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

   250,000(b)

 NR/Baa3

 COMM 2012-CCRE2 Mortgage Trust, Series 2012-CR2, Class E, 4.858%, 8/15/45 (144A)

 $ 236,271

   200,000(a)

 BB-/NR

 COMM 2013-FL3 Mortgage Trust, Series 2013-FL3, Class RGC2, 4.5%, 10/13/28 (144A)

   200,188

   150,600(a)

 NR/Ba1

 JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-FL2A, Class G, 0.52%, 11/15/18 (144A)

   142,726

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost  $687,536)

 $ 731,072

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  23.9% of Net Assets *(a)

 AUTOMOBILES & COMPONENTS - 2.5%

 Auto Parts & Equipment - 1.2%

   118,388

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 2.108%, 12/29/14

 $ 117,796

   69,670

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 2.108%, 12/28/15

   69,322

   247,500

 B+/B1

 Metaldyne LLC, USD Term Loan, 5.0%, 12/18/18

   249,913

   280,741

 B+/B1

 TI Group Automotive Systems LLC, Additional Term Loan, 5.5%, 3/28/19

   282,496

   213,927

 BB/Ba2

 Tomkins LLC, Term Loan B-2, 3.75%, 9/29/16

   215,379

   972,662

 B+/B1

 Tower Automotive Holdings USA, LLC, Refinancing First Lien Term Loan, 4.0%, 4/23/20

   980,962

   140,650

 B/Ba3

 UCI International, Inc., (United Components), Term Loan, 5.5%, 7/26/17

   141,617

 $ 2,057,485

 Automobile Manufacturers - 0.9%

   1,462,500

 BB/Ba1

 Chrysler Group LLC, Tranche B Term Loan, 3.5%, 5/24/17

 $ 1,472,425

 Tires & Rubber - 0.4%

   575,000

 BB/Ba1

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19

 $ 582,367

 Total Automobiles & Components

 $ 4,112,277

 CAPITAL GOODS - 2.5%

 Aerospace & Defense - 1.2%

   320,000

 CCC+/Caa1

 Consolidated Precision Products Corp., Second Lien Term Loan, 8.75%, 4/30/21

 $ 325,200

   831,525

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 6.25%, 11/2/18

  839,494

   186,560

 B/Caa1

 Hunter Defense Technologies, Inc., Term Loan, 3.49%, 8/22/14

   176,765

   376,959

 B/B2

 Standard Aero, Ltd., Tranche B-2 Loan, 6.25%, 11/2/18

   380,571

   321,180

 BB-/B1

 TASC, Inc., New Tranche B Term Loan, 4.5%, 12/18/15

   306,125

 $ 2,028,155

 Construction & Farm Machinery & Heavy Trucks - 0.5%

   390,000

 B/Ba3

 Navistar, Inc., Tranche B, Term Loan, 5.75%, 8/17/17

 $ 397,800

   457,481

 B+/B2

 Waupaca Foundry, Inc. Term Loan, 4.5%, 6/29/17

   458,625

 $ 856,425

 Electrical Components & Equipment - 0.4%

   557,938

 BB+/Ba2

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

 $ 563,168

 Trading Companies & Distributors - 0.4%

   416,698

 BBB/Ba2

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18

 $ 419,476

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Trading Companies & Distributors (continued)

   284,593

 B+/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19

 $ 285,660

 $ 705,136

 Total Capital Goods

 $ 4,152,884

 COMMERCIAL & PROFESSIONAL SERVICES - 0.2%

 Commercial Printing - 0.1%

   121,889

 NR/Caa3

 Cenveo Corp., Term Loan B, 6.25%, 2/13/17

 $ 123,717

 Security & Alarm Services - 0.1%

   204,785

 B+/B1

 Protection One, Inc., 2012 Term Loan, 4.25%, 3/21/19

 $ 205,553

 Total Commercial & Professional Services

 $ 329,270

 CONSUMER DISCRETIONARY - 1.0%

 Automobiles & Components - 0.4%

   700,000

 B+/B2

 CWGS Group LLC, Term Loan, 5.75%, 2/20/20

 $ 705,250

 Education Services - 0.6%

   950,000

 B+/B2

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

 $ 963,260

 Total Consumer Discretionary

 $ 1,668,510

 CONSUMER DURABLES & APPAREL - 0.1%

 Textiles - 0.1%

   109,819

 NR/Ba3

 Klockner Pentaplast of America, Inc., Term Loan B-1, 5.75%, 12/21/16

 $ 111,100

 Total Consumer Durables & Apparel

 $ 111,100

 CONSUMER SERVICES - 1.2%

 Hotels, Resorts & Cruise Lines - 0.5%

   864,063

 BB-/Ba2

 Seven Sea Cruises S. DE R.L., Term B-1 Loan, 4.75%, 12/21/18

 $ 868,923

 Restaurants - 0.7%

   526,650

 B+/B1

 Landry's, Inc., (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18

 $ 532,575

   544,825

 B/Ba3

 NPC International, Inc., Term Loan, 4.0%, 12/28/18

   551,295

 $ 1,083,870

 Total Consumer Services

 $ 1,952,793

 CONSUMER STAPLES - 0.1%

 Personal Products - 0.1%

   100,000

 NR/NR

 Altrium Innovations, Inc., Second Lien Term Loan, 0.0%, 7/29/21

 $ 102,188

 Total Consumer Staples

 $ 102,188

 ENERGY - 1.3%

 Coal & Consumable Fuels - 0.2%

   352,500

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 18.165%, 11/7/14

 $ 352,500

 Oil & Gas Exploration & Production - 1.1%

   400,000

 BB-/Ba3

 Chesapeake Energy Corp., Term Loan, 5.75%, 12/2/17

 $ 409,833

   685,000

 B-/B2

 Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 8.375%, 9/30/20

   705,061

   650,000

 CCC+/B3

 Samson Investment Co., Second Initial Term Loan, 5.0%, 9/25/18

   657,475

 $ 1,772,369

 Total Energy

 $ 2,124,869

 FOOD, BEVERAGE & TOBACCO - 0.7%

 Packaged Foods & Meats - 0.7%

   232,449

 B/B1

 Del Monte Foods Co., Initial Term Loan, 4.0%, 3/8/18

 $ 233,960

   940,000

 B-/NR

 New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20

   977,600

 Total Food, Beverage & Tobacco

 $ 1,211,560

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 HEALTH CARE EQUIPMENT & SERVICES - 3.6%

 Health Care Equipment & Services - 0.1%

   240,128

 BB-/Ba2

 Kinetic Concepts, Inc., Dollar E-1 Term Loan, 4.0%, 5/4/18

 $ 242,614

 Health Care Facilities - 1.0%

   268,442

 BB/Ba2

 CHS/Community Health Systems, Inc., Extended Term Loan, 3.487%, 1/25/17

 $ 270,812

   715,474

 BB/Ba2

 CHS/Community Health Systems, Inc., Term B Loan, 4.25%, 1/27/21

  723,778

   82,372

 BB/Ba3

 HCA, Inc., Tranche B-4 Term Loan, 2.997%, 5/1/18

   82,611

   197,545

 BB/NR

 HCA, Inc., Tranche B-5 Term Loan, 2.91%, 3/31/17

   198,149

   322,567

 B+/Ba3

 Kindred Healthcare, Inc., Term B-1 Loan, 4.25%, 6/1/18

   325,770

 $ 1,601,120

 Health Care Services - 2.0%

   377,708

 B+/B2

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $ 201,130

   370,313

 B/B2

 Bioscrip, Inc., Delayed Term Loan, 6.5%, 7/31/20

   368,461

   617,188

 B/B2

 Bioscrip, Inc., Initial Term B Loan, 6.5%, 7/31/20

   614,102

   800,000

 B/B2

 Gentiva Health Services, Inc., Initial Term Loan B, 6.5%, 10/18/19

   805,500

   341,123

 B-/B2

 Inventiv Health, Inc., Consolidated Term Loan, 7.5%, 8/4/16

   339,951

   462,675

 B/NR

 Surgical Care Affiliates LLC, Class C Term Loan, 4.25%, 6/29/18

   465,277

   283,225

 B/B2

 Valitas Health Services, Inc., Term Loan B, 5.75%, 6/2/17

   275,791

   487,500

 NR/B3

 Virtual Radiologic Corp., Term Loan B, 7.25%, 12/22/16

   292,012

 $ 3,362,224

 Health Care Supplies - 0.1%

   238,284

 B+/NR

 Alere, Inc., Term Loan B, 5.5%, 6/30/17

 $ 240,394

 Health Care Technology - 0.4%

   240,653

 BB-/Ba3

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.75%, 9/1/17

 $ 242,507

   347,416

 CCC/Caa3

 Medical Card System, Inc., Term Loan, 0.0%, 9/17/15

   331,783

 $ 574,290

 Total Health Care Equipment & Services

 $ 6,020,642

 HOUSEHOLD & PERSONAL PRODUCTS - 0.8%

 Household Products - 0.4%

   423,777

 BB-/B1

 SRAM LLC, First Lien Term Loan, 4.0%, 4/10/20

 $ 426,425

   215,446

 B-/B2

 Wash MultiFamily Laundry Systems LLC, U.S. Term Loan, 4.5%, 2/21/19

   216,793

 $ 643,218

 Personal Products - 0.2%

   215,357

 BB-/NR

 NBTY, Inc., B-2 Term Loan, 3.5%, 10/1/17

 $ 217,165

   208,828

 B+/Ba2

 Revlon Consumer Products Corp., Replacement Term Loan, 4.0%, 11/20/17

   211,047

 $ 428,212

 Security & Alarm Services - 0.2%

   270,204

 B/Ba3

 Monitronics International, Inc., Term Loan B, 4.25%, 3/23/18

 $ 272,569

 Total Household & Personal Products

 $ 1,343,999

 INDUSTRIALS - 0.2%

 Industrial Conglomerates - 0.2%

   355,000

 B-/Caa1

 Filtration Group Co., Initial Second Lien Term Loan, 8.25%, 11/22/21

 $ 364,911

 Total Industrials

 $ 364,911

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 INSURANCE - 1.0%

 Multi-Line Insurance - 0.4%

   574,200

 B-/B1

 Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19

 $ 577,160

 Property & Casualty Insurance - 0.6%

   593,765

 CCC/Caa2

 Confie Seguros Holding II  Co., Second Lien Term Loan, 10.25%, 5/8/19

 $ 598,961

   450,459

 NR/B1

 USI, Inc., Initial Term Loan, 4.25%, 12/27/19

   453,837

 $ 1,052,798

 Total Insurance

 $ 1,629,958

 MATERIALS - 1.2%

 Commodity Chemicals - 0.1%

   196,515

 BB-/B1

 Taminco Global Chemical Corp., Tranche B-2 Dollar Term Loan, 4.25%, 2/15/19

 $ 197,579

 Diversified Chemicals - 0.2%

   299,417

 B+/B2

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

 $ 298,160

 Diversified Metals & Mining - 0.3%

   72,253(c)

 NR/NR

 Long Haul Holdings, Ltd., Facility Term Loan A, 0.0%, 1/12/13

 $ 28,179

   566,375(c)

 B+/Caa1

 Preferred Proppants LLC, Initial Term Loan B, 11.75%, 12/15/16

   448,381

   57,668(c)

 NR/NR

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 0.0%, 1/20/13

   22,490

 $ 499,050

 Metal & Glass Containers - 0.3%

   469,690

 B/B1

 Tank Holding Corp., Initial Term Loan, 4.25%, 7/9/19

 $ 469,984

 Paper Products - 0.0%

   100,000

 B/B2

 Exopack LLC/Cello-Foil Products, Inc., USD Term Loan, 5.25%, 5/8/19

 $ 101,969

 Specialty Chemicals - 0.3%

   123,694

 BB+/Ba1

 Chemtura Corp., New Term Loan, 3.5%, 8/29/16

 $ 124,622

   344,239

 BB+/Ba2

 Huntsman International LLC, Extended Term B Loan, 2.712%, 4/19/17

   346,031

 $ 470,653

 Total Materials

 $ 2,037,395

 MEDIA - 1.6%

 Advertising - 0.6%

   962,550

 B-/B1

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 10/9/16

 $ 957,081

 Broadcasting - 0.7%

   315,000

 CCC+/Caa2

 Learfield Communications, Inc., Initial Second Lien Term Loan, 8.75%, 10/8/21

 $ 322,875

   404,700

 B+/Ba3

 TWCC Holding Corp., Term Loan, 3.5%, 2/13/17

   405,523

   468,180

 B+/B2

 Univision Communications, Inc., Converted Extended First-Lien Term Loan, 4.0%, 3/1/20

   471,313

 $ 1,199,711

 Cable & Telecommunications - 0.2%

   422,842

 B/B1

 WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/1/19

 $ 426,775

 Movies & Entertainment - 0.1%

   100,450

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18

 $ 100,827

 Total Media

 $ 2,684,394

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%

 Life Sciences Tools & Services - 0.8%

   1,293,360

 BB-/B3

 Catalent Pharma, Inc., Dollar Term Loan, 3.66%, 9/15/16

 $ 1,302,386

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 1,302,386

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 RETAILING - 0.5%

 Computer & Electronics Retail - 0.5%

   839,012

 B/B2

 Targus Group International, Inc., Term Loan, 12.0%, 5/24/16

 $ 755,111

 Total Retailing

 $ 755,111

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%

 Semiconductor Equipment - 0.3%

   561,549

 BB-/B1

 Aeroflex, Inc., Tranche B-1 Term Loan, 4.5%, 11/9/19

 $ 567,516

 Total Semiconductors & Semiconductor Equipment

 $ 567,516

 SOFTWARE & SERVICES - 2.2%

 Application Software - 1.5%

   617,369

 B-/Ba3

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.5%, 4/3/18

 $ 614,153

   427,388

 NR/B2

 Houghton Mifflin Co., Term Loan, 0.0%, 5/22/18

   429,792

   940,531

 BB+/NR

 Nuance Communications, Inc., Term Loan C, 2.91%, 8/7/19

   939,747

   500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

   510,000

 $ 2,493,692

 Internet Software & Services - 0.2%

   243,125

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 4.0%, 12/15/16

 $ 244,645

 IT Consulting & Other Services - 0.5%

   823,970

 BB/Ba3

 SunGuard Data Systems, Inc., Tranche C Term Loan, 3.918%, 2/28/17

 $ 829,037

 Total Software & Services

 $ 3,567,374

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%

 Communications Equipment - 0.1%

   86,182

 BB+/Ba2

 CommScope, Inc., Tranche 2 Term Loan, 2.739%, 1/21/17

 $ 86,613

   129,273

 BB+/Ba2

 CommScope, Inc., Tranche 4 Term Loan, 3.25%, 1/14/18

   130,323

 $ 216,936

 Electronic Components - 0.3%

   477,897

 B/B2

 Scitor Corp., Term Loan, 5.0%, 2/15/17

 $ 473,217

 Total Technology Hardware & Equipment

 $ 690,153

 TELECOMMUNICATION SERVICES - 0.5%

 Integrated Telecommunication Services - 0.5%

   782,433

 BB/Ba3

 West Corp., Term B-8 Loan, 3.25%, 6/30/18

 $ 785,204

 Total Telecommunication Services

 $ 785,204

 TRANSPORTATION - 0.9%

 Air Freight & Logistics - 0.9%

   439,482

 B/B1

 Ceva Group Plc, Dollar Tranche B Pre-Funded L/C, 0.147%, 8/31/16

 $ 438,658

   919,588

 CCC+/B2

 Ceva Group Plc, U.S. Tranche B Term Loan, 5.247%, 8/31/16

   917,864

   194,025

 B-/B2

 Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/19

  196,208

 Total Transportation

 $ 1,552,730

 UTILITIES - 0.3%

 Electric Utilities - 0.3%

   629,720

 CCC-/Caa3

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.739%, 10/10/17

 $ 439,342

 Total Utilities

 $ 439,342

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $39,667,086)

 $ 39,506,565

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 CORPORATE BONDS & NOTES -  96.4% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.6%

 Auto Parts & Equipment - 0.6%

   350,000

 B/Caa1

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $ 364,875

   275,000

 B/B3

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

   297,000

   290,000

 B+/B2

 Stackpole International Intermediate Co. SA / Stackpole International Powder, 7.75%, 10/15/21 (144A)

   302,325

 Total Automobiles & Components

 $ 964,200

 BANKS - 1.5%

 Diversified Banks - 1.1%

   525,000

 CCC+/B3

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)

 $ 466,975

   500,000(b)

 NR/Caa3

 Banco Macro SA, 9.75%, 12/18/36

   400,000

   200,000

 NR/Ba1

 Turkiye IS Bankasi AS, 6.0%, 10/24/22 (144A)

   173,500

   750,000

 BBB-/NR

 UBS AG/Stamford CT, 7.625%, 8/17/22

   862,009

 $ 1,902,484

 Regional Banks - 0.4%

   600,000(b)(d)

 BBB/Baa3

 PNC Financial Services Group, Inc., 4.459%, 5/29/49

 $ 600,750

 Total Banks

 $ 2,503,234

 CAPITAL GOODS - 6.9%

 Aerospace & Defense - 0.9%

   600,000

 B-/Caa1

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 570,000

   870,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17

   895,013

 $ 1,465,013

 Building Products - 0.4%

   300,000

 BB-/B2

 USG Corp., 7.875%, 3/30/20 (144A)

 $ 339,000

   365,000

 BB-/B2

 USG Corp., 9.75%, 8/1/14 (144A)

   380,969

 $ 719,969

 Construction & Engineering - 1.1%

   900,000

 B/B2

 Empresas ICA S.A.B. de C.V., 8.9%, 2/4/21 (144A)

 $ 909,000

   1,000,000

 BB-/B1

 OAS Investments GMBH, 8.25%, 10/19/19 (144A)

   963,750

 $ 1,872,750

 Construction & Farm Machinery & Heavy Trucks - 1.0%

   360,000

 B-/B3

 Meritor, Inc., 6.75%, 6/15/21

 $ 376,200

   660,000

 CCC-/B3

 Navistar International Corp., 8.25%, 11/1/21

   679,800

   160,000

 CCC-/Caa2

 Stanadyne Holdings, Inc., 10.0%, 8/15/14

   157,200

   500,000(e)

 CC/Ca

 Stanadyne Holdings, Inc., 12.0%, 2/15/15

   350,625

 $ 1,563,825

 Electrical Components & Equipment - 0.5%

   750,000

 B-/B3

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 776,250

 Industrial Conglomerates - 0.3%

   455,000

 B+/B2

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $ 489,125

 Industrial Machinery - 1.4%

   450,000

 B/B2

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

 $ 495,000

   500,000(c)(f)

 NR/WR

 Indalex Holding Corp., 11.5%, 2/1/14

   3,750

   335,000

 B-/Caa2

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

   328,300

   875,000

 B/Caa1

 Mueller Water Products, Inc., 7.375%, 6/1/17

   899,062

   665,000

 CCC+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

   414,794

   150,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18

   159,000

 $ 2,299,906

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Trading Companies & Distributors - 1.3%

   956,000

 NR/Caa1

 INTCOMEX, Inc., 13.25%, 12/15/14

 $ 958,103

   1,090,000

 B-/B3

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

   1,242,600

 $ 2,200,703

 Total Capital Goods

 $ 11,387,541

 COMMERCIAL & PROFESSIONAL SERVICES - 0.6%

 Diversified Support Services - 0.6%

   750,000

 B+/B3

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $ 778,125

   260,000

 B-/B3

 TMS International Corp., 7.625%, 10/15/21 (144A)

   276,250

 $ 1,054,375

 Environmental & Facilities Services - 0.0%†

   700,000(c)(f)

 NR/WR

 Old AII, Inc., 10.0%, 12/15/16

 $ 70

 Total Commercial & Professional Services

 $ 1,054,445

 CONSUMER DURABLES & APPAREL - 1.8%

 Home Furnishings - 0.4%

   535,000

 B+/B3

 Tempur Sealy International, Inc., 6.875%, 12/15/20

 $ 585,156

 Homebuilding - 0.4%

   530,000

 CCC/Caa2

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $ 564,450

   605,000(c)(f)

 NR/C

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

   72,600

   500,000(c)(f)

 NR/Ca

 Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)

   65,000

 $ 702,050

 Leisure Products - 1.0%

 EUR

   275,000

 CCC+/Caa2

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $ 380,193

   1,000,000

 CCC+/Caa1

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

   895,000

   375,000(g)

 CCC+/Caa2

 PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.75%, 8/15/19 (144A)

   386,250

 $ 1,661,443

 Total Consumer Durables & Apparel

 $ 2,948,649

 CONSUMER SERVICES - 4.7%

 Business Services - 0.8%

   750,000

 B/B2

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 795,000

   500,000

 B-/Caa2

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   472,500

 $ 1,267,500

 Casinos & Gaming - 1.2%

 EUR

   1,155,000(c)

 D/Ca

 Codere Finance Luxembourg SA, 8.25%, 6/15/15 (144A)

 $ 701,039

   90,000

 NR/NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)

   81,900

   712,691

 NR/NR

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36

   114,030

 EUR

   500,000

 CCC/Caa1

 Peermont Global, Ltd., 7.75%, 4/30/14 (144A)

   675,412

   450,000

 B/B2

 Scientific Games International, Inc., 9.25%, 6/15/19

   478,125

 $ 2,050,506

 Hotels, Resorts & Cruise Lines - 0.9%

   720,000(g)

 B-/B3

 MISA Investments, Ltd., 8.625%, 8/15/18 (144A)

 $ 744,300

   400,000

 B-/B2

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19

   442,000

   325,000

 B+/B3

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

   368,063

 $ 1,554,363

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Leisure Facilities - 0.7%

 EUR

   800,000

 B+/B3

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $ 1,089,830

 Restaurants - 0.9%

   1,235,000(e)

 B-/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)

 $ 1,111,500

   400,000

 B/B3

 Burger King Corp., 9.875%, 10/15/18

   440,000

 $ 1,551,500

 Specialized Consumer Services - 0.2%

   315,000

 B-/B3

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21 (144A)

 $ 327,600

 Total Consumer Services

 $ 7,841,299

 DIVERSIFIED FINANCIALS - 2.1%

 Asset Management & Custody Banks - 0.4%

   590,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $ 660,343

 Consumer Finance - 0.9%

   445,000

 B+/B1

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 $ 466,137

   610,000

 NR/NR

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

   612,867

   440,000

 B+/B3

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

   470,800

 $ 1,549,804

 Investment Banking & Brokerage - 0.2%

   450,000(a)(d)

 BB+/Ba2

 Goldman Sachs Capital II, 4.0%, 12/1/49

 $ 336,937

 Multi-Sector Holdings - 0.3%

   600,000

 B/B3

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $ 528,000

 Specialized Finance - 0.3%

   425,000

 B/B2

 National Money Mart Co., 10.375%, 12/15/16

 $ 419,688

 Total Diversified Financials

 $ 3,494,772

 ENERGY - 15.1%

 Coal & Consumable Fuels - 1.2%

   650,000

 CC/Ca

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 $ 433,062

   400,000

 CCC/Caa2

 James River Coal Co., 7.875%, 4/1/19

   108,000

   400,000

 B-/Caa2

 Mongolian Mining Corp., 8.875%, 3/29/17 (144A)

   284,500

   300,000

 B-/Caa1

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

   314,250

   715,000

 B-/Caa1

 Penn Virginia Corp., 8.5%, 5/1/20

   779,350

 $ 1,919,162

 Integrated Oil & Gas - 0.2%

   325,000

 NR/B3

 YPF SA, 8.875%, 12/19/18 (144A)

 $ 305,500

 Oil & Gas Drilling - 1.6%

   645,000

 B/B3

 Hercules Offshore, Inc., 8.75%, 7/15/21 (144A)

 $ 719,175

   1,000,000

 CCC+/Caa3

 Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A)

   1,057,250

   500,000

 B+/B2

 Pioneer Energy Services Corp., 9.875%, 3/15/18

   529,375

   320,000

 B+/B1

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   344,800

 $ 2,650,600

 Oil & Gas Equipment & Services - 0.9%

   448,000

 B/B1

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 $ 468,160

   690,000

 B/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

   674,475

   330,000

 B/B3

 Seitel, Inc., 9.5%, 4/15/19

   334,950

 $ 1,477,585

 Oil & Gas Exploration & Production - 11.0%

   520,000

 CCC+/Caa1

 Athlon Holdings LP / Athlon Finance Corp., 7.375%, 4/15/21 (144A)

 $ 544,700

   505,000

 BB-/B1

 Berry Petroleum Co., 10.25%, 6/1/14

   516,362

   100,000

 B-/B3

 Comstock Resources, Inc., 7.75%, 4/1/19

   106,500

   500,000

 B-/B3

 Comstock Resources, Inc., 9.5%, 6/15/20

   565,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Oil & Gas Exploration & Production (continued)

   515,000

 B+/B3

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21 (144A)

 $ 534,312

   600,000

 B/B2

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   690,000

   304,967(g)

 B/B3

 EPE Holdings LLC / EP Energy Bond Co., Inc., 8.875%, 12/15/17 (144A)

   315,580

   920,000

 B-/B3

 Forest Oil Corp., 7.5%, 9/15/20

   906,200

   360,000

 B/NR

 GeoPark Latin America, Ltd., Agencia en Chile, 7.5%, 2/11/20 (144A)

   370,800

   570,000

 CCC+/B3

 Gulfport Energy Corp., 7.75%, 11/1/20

   612,750

   165,000

 CCC+/Caa1

 Halcon Resources Corp., 9.25%, 2/15/22 (144A)

   166,237

   890,000

 CCC+/Caa1

 Halcon Resources Corp., 9.75%, 7/15/20

   923,375

   680,000

 B-/Caa1

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

   690,200

   220,000

 B-/Caa1

 Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 5/1/21 (144A)

   227,700

   410,000

 B-/Caa1

 Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 5/1/21

   424,350

   600,000

 B-/Caa1

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

   624,000

   455,000

 B-/Caa1

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20

   492,538

   800,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

   838,000

   200,000

 NR/NR

 National JSC Naftogaz of Ukraine, 9.5%, 9/30/14

   190,000

   1,440,000

 B-/Caa1

 Northern Oil & Gas, Inc., 8.0%, 6/1/20

   1,519,200

   535,000

 B-/B3

 PDC Energy, Inc., 7.75%, 10/15/22

   576,463

   750,000

 B/Caa1

 PetroQuest Energy, Inc., 10.0%, 9/1/17

   785,625

   480,000

 B-/Caa1

 QR Energy LP / QRE Finance Corp., 9.25%, 8/1/20

   504,000

   240,000

 CCC-/Caa3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   230,400

   700,000

 B-/B3

 Resolute Energy Corp., 8.5%, 5/1/20

   731,500

   870,000

 B-/B3

 RKI Exploration & Production LLC / RKI Finance Corp., 8.5%, 8/1/21 (144A)

   922,200

   472,000

 BB-/B2

 Rosetta Resources, Inc., 9.5%, 4/15/18

   500,320

   700,000

 CCC+/B3

 Samson Investment Co., 10.5%, 2/15/20 (144A)

   770,000

   1,170,000

 CCC+/Caa1

 Sanchez Energy Corp., 7.75%, 6/15/21 (144A)

   1,208,025

   335,000

 CCC+/Caa1

 Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18 (144A)

   344,213

 CAD

   315,000

 B/NR

 Trilogy Energy Corp., 7.25%, 12/13/19 (144A)

   295,848

 $ 18,126,398

 Oil & Gas Storage & Transportation - 0.2%

   450,000(a)

 NR/Ba1e

 Energy Transfer Partners LP, 3.255%, 11/1/66

 $ 409,500

 Total Energy

 $ 24,888,745

 FOOD, BEVERAGE & TOBACCO - 7.4%

 Agricultural Products - 1.1%

   900,000

 CCC+/Caa1

 Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)

 $ 969,750

   520,000

 B/B2

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

   512,200

   500,000

 B/NR

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

   381,875

 $ 1,863,825

 Packaged Foods & Meats - 5.3%

   225,000

 B/B2

 Agrokor DD, 8.875%, 2/1/20 (144A)

 $ 241,897

 EUR

   200,000

 B/B2

 Agrokor DD, 9.875%, 5/1/19 (144A)

   302,806

   650,000

 BB/Ba3

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

   715,000

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Packaged Foods & Meats (continued)

   500,000

 B+/B1

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

  $ 489,500

   297,000

 B/B1

 Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21 (144A)

   320,389

   491,000

 B+/B2

 Corporacion Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

   482,407

   1,100,000

 B/B3

 FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   1,160,500

   224,421(c)(f)

 NR/NR

 Independencia International, Ltd., 12.0%, 12/30/16 (144A)

   561

   800,000

 B/B2

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   736,000

   700,000

 B/B2

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

   683,375

   475,000

 B/B2

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

   451,250

   700,000

 B-/NR

 MHP SA, 8.25%, 4/2/20 (144A)

   577,640

   1,600,000

 BB-/B1

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   1,556,000

   200,000

 BB-/B1

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   222,000

   600,000

 B+/B2

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

   545,250

   300,000

 BB-/B3

 Pilgrim's Pride Corp., 7.875%, 12/15/18

   325,125

 $ 8,809,700

 Tobacco - 1.0%

   1,645,000

 B-/Caa1

 Alliance One International, Inc., 9.875%, 7/15/21

 $ 1,583,313

 Total Food, Beverage & Tobacco

 $ 12,256,838

 HEALTH CARE EQUIPMENT & SERVICES - 2.5%

 Health Care Equipment & Services - 1.2%

   915,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $ 976,762

   831,000

 B+/B2

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

   931,759

 $ 1,908,521

 Health Care Facilities - 0.5%

   600,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 $ 643,500

   200,000

 CCC+/Caa1

 United Surgical Partners International, 9.0%, 4/1/20

   223,500

 $ 867,000

 Health Care Services - 0.3%

   476,000

 CCC+/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 $ 500,990

 Health Care Supplies - 0.3%

   500,000

 B-/Caa2

 Immucor, Inc., 11.125%, 8/15/19

 $ 561,875

 Health Care Technology - 0.2%

   275,000

 CCC+/Caa1

 Emdeon, Inc., 11.0%, 12/31/19

 $ 316,594

 Total Health Care Equipment & Services

 $ 4,154,980

 HOUSEHOLD & PERSONAL PRODUCTS - 0.2%

 Personal Products - 0.2%

   345,000

 CCC+/Caa1

 Monitronics International, Inc., 9.125%, 4/1/20

 $ 367,425

 Total Household & Personal Products

 $ 367,425

 INFORMATION TECHNOLOGY - 0.2%

 Internet Software & Services - 0.2%

   420,000(g)

 NR/NR

 First Data Holdings, Inc., 14.5%, 9/24/19 (144A)

 $ 388,500

 Total Information Technology

 $ 388,500

 INSURANCE - 24.1%

 Insurance Brokers - 0.5%

 GBP

   475,000

 NR/Caa2

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

 $ 807,299

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Multi-Line Insurance - 0.6%

   1,000,000(b)

 BB/Baa3

 Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)

 $ 1,040,000

 Property & Casualty Insurance - 2.2%

   6,000,000(e)(f)(i)

 BBB/NR

 Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)

 $ 3,499,682

   80,000(b)(d)

 BB+/Ba2

 White Mountains Insurance Group, Ltd., 7.506%, 5/29/49

   83,060

 $ 3,582,742

 Reinsurance - 20.8%

 EUR

   750,000(a)

 BB/NR

 ATLAS Reinsurance VII, 3.65%, 1/7/16 (144A)

 $ 1,034,260

 EUR

   500,000(a)

 B-/NR

 ATLAS VI Capital, Ltd., 10.548%, 4/7/14 (144A)

   675,479

   1,000,000(a)

 BB+/NR

 Bosphorus 1 Re, Ltd., 2.51%, 5/3/16 (144A)

   999,400

   750,000(a)

 NR/NR

 Combine Re, Ltd., 17.76%, 1/7/15 (144A)

   814,575

   500,000(a)

 BB-/NR

 Compass Re, Ltd., 10.26%, 1/8/15 (144A)

   521,900

   500,000(a)

 B+/NR

 Compass Re, Ltd., 11.26%, 1/8/15 (144A)

   521,800

   1,000,000(a)

 BB+/NR

 Foundation Re III, Ltd., 5.01%, 2/25/15

   1,024,100

   750,000(a)

 BB/NR

 Foundation Re III, Ltd., 5.76%, 2/3/14 (144A)

   750,000

   1,300,000(a)

 B-/NR

 Ibis Re II, Ltd., 13.51%, 2/5/15 (144A)

   1,371,240

   2,006,000(f)

 NR/NR

 Kane SAC, Ltd., 0.0%, 7/8/16

   2,018,437

   500,000(a)

 BB+/NR

 Kibou, Ltd., 5.26%, 2/16/15 (144A)

   514,400

   250,000(a)

 NR/NR

 Loma Reinsurance, Ltd., 12.01%, 1/8/18 (144A)

   253,150

   500,000(a)

 NR/NR

 Loma Reinsurance, Ltd., 17.01%, 1/8/18 (144A)

   507,250

   1,750,000(a)

 BB-/NR

 MetroCat Re, Ltd., 4.51%, 8/5/16 (144A)

   1,793,750

   975,000(a)

 B-/NR

 Mythen Re, Ltd., 11.779%, 11/10/16 (144A)

   1,033,207

   500,000(a)

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, 8.549%, 1/5/17 (144A)

   528,850

   1,500,000(a)

 NR/B2

 Mythen, Ltd., 11.032%, 5/7/15 (144A)

   1,616,250

   1,250,000(a)

 NR/NR

 Pelican Re, Ltd., 6.01%, 5/15/17 (144A)

   1,276,250

   1,200,000(a)

 BB-/NR

 Queen Street II Capital, Ltd., 7.51%, 4/9/14 (144A)

   1,209,480

   2,000,000(a)

 BB-/NR

 Queen Street IV Capital, Ltd., 7.51%, 4/9/15 (144A)

   2,057,400

   500,000(a)

 B/NR

 Queen Street VII Re, Ltd., 8.61%, 4/8/16 (144A)

   522,200

   1,250,000(a)

 B-/NR

 Residential Reinsurance 2011, Ltd., 12.01%, 6/6/15 (144A)

   1,330,625

   250,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 12.76%, 12/6/16 (144A)

   272,700

   1,250,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 19.01%, 12/6/16 (144A)

   1,401,000

   1,000,000(a)

 NR/NR

 Residential Reinsurance 2012, Ltd., 22.01%, 6/6/16 (144A)

   1,184,200

   500,000(a)

 NR/NR

 Residential Reinsurance 2013 Ltd., 20.01%, 12/6/17 (144A)

   504,250

   1,005,999(f)(h)

 NR/NR

 Sector Re V, Ltd., 0.0%, 12/1/17 (144A)

   1,011,300

   1,500,000(f)(h)

 NR/NR

 Sector Re V, Ltd., 0.0%, 3/1/18 (144A)

   1,776,900

   1,000,000(f)(h)

 NR/NR

 Silverton RE, Ltd., 0.0%, 9/16/16 (144A)

   1,014,300

   500,000(a)

 NR/B2

 Successor X, Ltd., 11.01%, 1/27/15 (144A)

   520,150

   1,500,000(a)

 B-/NR

 Successor X, Ltd., 11.26%, 11/10/15 (144A)

   1,598,100

   500,000(a)

 NR/NR

 Successor X, Ltd., 16.26%, 11/10/15 (144A)

   523,250

   1,000,000(a)

 NR/NR

 Successor X, Ltd., 16.51%, 1/27/15 (144A)

   1,063,100

   1,000,000(a)

 B+/NR

 Tar Heel Re, Ltd., 8.51%, 5/9/16 (144A)

   1,077,900

 $ 34,321,153

 Total Insurance

 $ 39,751,194

 MATERIALS - 12.5%

 Commodity Chemicals - 0.5%

   300,000

 BBB/WR

 Basell Finance Co. BV, 8.1%, 3/15/27 (144A)

 $ 383,732

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Commodity Chemicals - (continued)

 EUR

   250,000

 CCC/B3

 KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)

   $ 384,421

 $ 768,153

 Construction Materials - 0.5%

   389,000

 B+/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $ 437,625

   100,000

 B+/NR

 Cemex SAB de CV, 9.0%, 1/11/18 (144A)

   108,000

   300,000(d)

 BB/NR

 Magnesita Finance, Ltd., 8.625%, 4/29/49 (144A)

   288,000

 $ 833,625

 Diversified Chemicals - 0.9%

 EUR

   926,278

 B-/Caa1

 INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)

 $ 1,250,089

   275,000

 CC/Caa2

 Momentive Performance Materials, Inc., 9.0%, 1/15/21

   249,562

 $ 1,499,651

 Diversified Metals & Mining - 1.8%

   590,000

 B/B3

 Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)

 $ 443,975

   330,000

 BB-/B1

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

   344,850

   300,000

 CCC/Caa2

 Midwest Vanadium Pty., Ltd., 11.5%, 2/15/18 (144A)

   246,000

   146,667(f)(g)(i)

 NR/NR

 Mirabela Nickel, Ltd., 3.5%, 3/28/14 (144A)

   143,000

   650,000(c)(f)

 D/WR

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

   143,000

   550,000

 CCC+/B3

 Molycorp, Inc., 10.0%, 6/1/20

   554,125

   180,000

 B/Caa1

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

   202,050

   750,000

 BB/Ba3

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

   825,000

 $ 2,902,000

 Metal & Glass Containers - 0.7%

   625,015(g)

 CCC+/Caa2

 Ardagh Finance SA, 11.125%, 6/1/18 (144A)

 $ 667,203

 EUR

   250,000

 CCC+/Caa1

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

   358,302

   175,000

 CCC+/Caa1

 BWAY Holdings Co., 10.0%, 6/15/18

   189,000

 $ 1,214,505

 Paper Packaging - 1.7%

   606,510(e)

 NR/NR

 Bio Pappel SAB de CV, 10.0%, 8/27/16

 $ 608,784

   580,000

 B-/NR

 Exopack Holding Corp., 10.0%, 6/1/18 (144A)

   632,200

   500,000

 B-/Caa1

 Pretium Packaging LLC / Pretium Finance, Inc., 11.5%, 4/1/16

   533,750

   500,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

   533,125

   475,000

 CCC+/Caa2

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   524,875

 $ 2,832,734

 Paper Products - 1.8%

   675,000

 CCC+/B2

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $ 693,563

   186,000

 B+/B1

 Grupo Papelero Scribe SA de CV, 8.875%, 4/7/20 (144A)

   182,280

   344,000

 B/B3

 Mercer International, Inc., 9.5%, 12/1/17

   374,960

   840,000

 BB-/Ba3

 Resolute Forest Products, Inc., 5.875%, 5/15/23 (144A)

   802,200

   545,000

 BB/Ba2

 Sappi Papier Holding GmbH, 8.375%, 6/15/19 (144A)

   602,225

   255,000

 B-/Caa1

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

   267,750

 $ 2,922,978

 Precious Metals & Minerals - 0.3%

   500,000

 BB-/Ba3

 ALROSA Finance SA, 8.875%, 11/17/14 (144A)

 $ 527,350

 Steel - 4.3%

   750,000

 B-/Caa1

 AM Castle & Co., 12.75%, 12/15/16

 $ 840,000

   250,000

 B+/B3

 APERAM, 7.375%, 4/1/16 (144A)

   259,375

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Steel - (continued)

   315,000

 B/Caa1

 Atkore International, Inc., 9.875%, 1/1/18

  $ 339,412

   450,000

 B/B3

 Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)

   441,000

   950,000

 CCC/Caa2

 Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)

   665,000

   250,000

 B+/B1

 Evraz Group SA, 9.5%, 4/24/18 (144A)

   269,063

   900,000

 B-/Caa1

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

   823,932

   900,000

 NR/Caa1

 Metinvest BV, 8.75%, 2/14/18 (144A)

   823,500

   600,000

 NR/Caa1

 Metinvest BV, 10.25%, 5/20/15 (144A)

   596,496

   585,000

 B/B2

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   642,038

   677,000

 B-/B3

 Permian Holdings, Inc., 10.5%, 1/15/18 (144A)

   670,230

   750,000

 CCC+/NR

 Ryerson, Inc., 9.0%, 10/15/17

   811,875

 $ 7,181,921

 Total Materials

 $ 20,682,917

 MEDIA - 4.9%

 Broadcasting - 2.3%

   400,000

 B-/Caa2

 Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)

 $ 429,000

 EUR

   150,000

 B+/B1

 Nara Cable Funding II, Ltd., 8.5%, 3/1/20 (144A)

   239,761

   200,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

   217,000

   1,655,000

 B/B3

 Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)

   1,812,225

   990,000

 CCC+/Caa1

 Truven Health Analytics, Inc., 10.625%, 6/1/20

   1,121,175

 $ 3,819,161

 Cable - 0.2%

 EUR

   200,000

 B+/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 $ 292,420

 Movies & Entertainment - 1.7%

   1,710,000

 CCC+/Caa1

 AMC Entertainment, Inc., 9.75%, 12/1/20

 $ 1,962,225

   600,000

 B/B2

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

   637,500

   200,000

 CCC+/Caa1

 Production Resource Group, Inc., 8.875%, 5/1/19

   155,000

 $ 2,754,725

 Publishing - 0.7%

   855,000

 BB/Ba1

 Gannett Co., Inc., 6.375%, 10/15/23 (144A)

 $ 876,375

   245,000

 B/B3

 Interactive Data Corp., 10.25%, 8/1/18

   269,500

 $ 1,145,875

 Total Media

 $ 8,012,181

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%

 Biotechnology - 0.8%

   300,000

 B/B3

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 333,750

   1,043,000

 B-/Caa2

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

   964,775

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 1,298,525

 REAL ESTATE - 0.4%

 Diversified REIT's - 0.1%

   200,000

 B/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $ 207,500

 Real Estate Operating Companies - 0.3%

   410,000

 CCC+/NR

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 $ 380,788

 Total Real Estate

 $ 588,288

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 RETAILING - 0.6%

 Department Stores - 0.6%

   625,000

 B/NR

 Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)

 $ 633,594

   350,000

 CCC+/Caa2

 Neiman Marcus Group, Inc., 8.0%, 10/15/21 (144A)

   366,625

 Total Retailing

 $ 1,000,219

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%

 Semiconductors - 0.3%

   500,000

 B/B2

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

 $ 482,500

 Total Semiconductors & Semiconductor Equipment

 $ 482,500

 SOFTWARE & SERVICES - 1.3%

 Application Software - 0.3%

   415,000

 B-/B3

 Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/18 (144A)

 $ 415,000

 Data Processing & Outsourced Services - 0.4%

   404,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $ 428,240

   250,000

 B-/Caa1

 First Data Corp., 10.625%, 6/15/21 (144A)

   272,500

 $ 700,740

 Systems Software - 0.6%

   1,064,473(f)(g)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

 $ 989,960

 Total Software & Services

 $ 2,105,700

 TELECOMMUNICATION SERVICES - 2.5%

 Integrated Telecommunication Services - 0.7%

   388,000

 CCC+/Caa1

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $ 406,430

   300,000

 BB-/Ba2

 Frontier Communications Corp., 8.75%, 4/15/22

   327,375

   350,000

 NR/WR

 PAETEC Holding Corp., 9.875%, 12/1/18

   386,750

 $ 1,120,555

 Wireless Telecommunication Services - 1.8%

   250,000

 B-/B3

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $ 261,250

   300,000

 NR/Caa1

 Digicel Group, Ltd., 10.5%, 4/15/18 (144A)

   318,900

   750,000

 CCC-/Caa2

 NII Capital Corp., 10.0%, 8/15/16

   468,750

   250,000

 NR/NR

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

   240,547

   1,115,000

 BB/Ba3

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)

   1,278,069

 RUB

   14,400,000

 BB/Ba3

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

   401,251

 $ 2,968,767

 Total Telecommunication Services

 $ 4,089,322

 TRANSPORTATION - 3.4%

 Airlines - 0.9%

   1,000,000

 B-/NR

 Gol Finance, 9.25%, 7/20/20 (144A)

 $ 917,500

   500,000

 BB-/NR

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

   516,875

 $ 1,434,375

 Airport Services - 0.6%

   584,320

 CCC+/B3

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $ 552,182

   650,000

 B+/Ba3

 Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19 (144A)

   513,500

 $ 1,065,682

 Highways & Railtracks - 0.2%

 MXN

   4,500,000

 BBB/NR

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $ 295,293

 Marine - 0.6%

   500,000

 BB-/NR

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)

 $ 446,250

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 Marine – (continued)

   525,000

 B+/B3

 Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 9.25%, 4/15/19

  $ 562,406

 $ 1,008,656

 Railroads - 0.2%

   310,254(g)

 CCC/Caa3

 Florida East Coast Holdings Corp., 10.5%, 8/1/17

 $ 318,786

 Trucking - 0.9%

   1,000,000

 B-/B2

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $ 1,092,500

   425,000

 B+/B3

 Swift Services Holdings, Inc., 10.0%, 11/15/18

   468,563

 $ 1,561,063

 Total Transportation

 $ 5,683,855

 UTILITIES - 2.0%

 Electric Utilities - 1.3%

   750,000

 CCC/NR

 Cia de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $ 471,563

   625,000

 NR/Caa1

 DTEK Finance Plc, 7.875%, 4/4/18 (144A)

   554,688

   419,000

 NR/Caa3

 Empresa Distrbuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

   250,876

   460,000(b)

 BB+/Ba1

 Enel SpA, 8.75%, 9/24/73 (144A)

   499,100

   225,000

 BBB-/Baa3

 PNM Resources, Inc., 9.25%, 5/15/15

   248,627

   240,000

 CCC-/Caa3

 Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc., 11.5%, 10/1/20 (144A)

   177,000

 $ 2,201,854

 Gas Utilities - 0.7%

   1,135,000

 CCC+/B3

 Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)

 $ 1,055,550

 Total Utilities

 $ 3,257,404

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $157,690,550)

 $ 159,202,733

 CONVERTIBLE BONDS & NOTES -  2.7% of Net Assets

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   120,000

 BBB/NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $ 127,200

 Total Diversified Financials

 $ 127,200

 HEALTH CARE EQUIPMENT & SERVICES - 1.0%

 Health Care Equipment & Services - 0.7%

   1,040,000(e)

 B+/NR

 Hologic, Inc., 2.0%, 12/15/37

 $ 1,183,650

 Health Care Facilities - 0.3%

   405,000

 B/NR

 LifePoint Hospitals, Inc., 3.5%, 5/15/14

 $ 431,578

 Health Care Services - 0.0%†

   15,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $ 16,069

 Total Health Care Equipment & Services

 $ 1,631,297

 MATERIALS - 1.0%

 Diversified Chemicals - 1.0%

   1,900,000(j)

 B+/NR

 Hercules, Inc., 6.5%, 6/30/29

 $ 1,603,125

 Diversified Metals & Mining - 0.0%†

   100,000

 BB/NR

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $ 100,450

 Total Materials

 $ 1,703,575

 MEDIA - 0.4%

 Movies & Entertainment - 0.4%

   659,000

 B/NR

 Live Nation Entertainment, Inc., 2.875%, 7/15/27

 $ 670,533

 Total Media

 $ 670,533

 Principal

 Amount

 USD ($)

 S&P/Moody's

 Rating

 Value

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%

 Biotechnology - 0.1%

   250,000

 NR/NR

 Corsicanto, Ltd., 3.5%, 1/15/32

 $ 169,062

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 169,062

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%

 Semiconductors - 0.1%

   250,000

 NR/NR

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 $ 196,406

 Total Semiconductors & Semiconductor Equipment

 $ 196,406

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $3,659,122)

 $ 4,498,073

 SOVEREIGN DEBT OBLIGATIONS -  2.1% of Net Assets

 Argentina - 0.2%

   388,240

 CCC+/NR

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 $ 364,946

 Brazil - 0.2%

 BRL

   750,000

 BBB/Baa2

 Brazilian Government International Bond, 10.25%, 1/10/28

 $ 295,300

 Ghana - 0.6%

 GHS

   600,000

 NR/NR

 Ghana Government Bond, 19.24%, 5/30/16

 $ 249,759

 GHS

   300,000

 NR/NR

 Ghana Government Bond, 21.0%, 10/26/15

   128,493

 GHS

   150,000

 NR/NR

 Ghana Government Bond, 26.0%, 6/5/17

   72,370

   500,000

 B/B1

 Republic of Ghana, 7.875%, 8/7/23 (144A)

   465,000

 $ 915,622

 Mexico - 0.4%

 MXN

   500,000

 A/Baa1

 Mexican Bonos, 7.5%, 6/3/27

 $ 39,030

 MXN

   8,870,000

 A/Baa1

 Mexican Bonos, 7.75%, 11/13/42

   664,457

 MXN

   306,154

 A/Baa1

 Mexican Udibonos, 3.5%, 12/14/17

   24,688

   728,175

 Nigeria - 0.7%

 NGN

   79,000,000

 NR/NR

 Nigeria Government Bond, 16.0%, 6/29/19

 $ 526,472

 NGN

   7,970,000

 NR/NR

 Nigeria Treasury Bill, 11.814%, 4/24/14

   47,749

 NGN

   57,000,000(h)

 NR/NR

 Nigeria Treasury Bill, 11.852%, 2/6/14

   350,317

 NGN

   28,000,000(h)

 NR/NR

 Nigeria Treasury Bill, 12.017%, 4/10/14

   168,534

   1,093,072

 Ukraine - 0.0%†

   100,000

 CCC+/Caa1

 Ukraine Government International Bond, 6.75%, 11/14/17 (144A)

 $ 86,375

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $3,876,235)

 $ 3,483,490

 Shares

 Value

 COMMON STOCKS -  0.7% of Net Assets

 DIVERSIFIED FINANCIALS - 0.0%†

 Other Diversified Financial Services - 0.0%†

   731(k)

 BTA Bank JSC (G.D.R.) (144A)

 $ 470

 Total Diversified Financials

 $ 470

 SOFTWARE & SERVICES - 0.0%†

 Systems Software - 0.0%†

   2,114(f)(k)

 Perseus Holding Corp.

 $ 5,285

 Total Software & Services

 $ 5,285

 TRANSPORTATION - 0.7%

 Air Freight & Logistics - 0.6%

   943(k)

 CEVA Holdings LLC

 $ 943,310

 Shares

 Value

 Marine - 0.1%

   247,509(f)(k)

 Horizon Lines, Inc., Class A

 $ 173,256

 Total Transportation

 $ 1,116,566

 TOTAL COMMON STOCKS

 (Cost  $1,555,677)

 $ 1,122,321

 CONVERTIBLE PREFERRED STOCKS -  0.4% of Net Assets

 DIVERSIFIED FINANCIALS - 0.3%

 Other Diversified Financial Services - 0.3%

   470(d)

 Bank of America Corp., 7.25

 $ 525,747

 Total Diversified Financials

 $ 525,747

 ENERGY - 0.1%

 Oil & Gas Exploration & Production - 0.1%

   200(d)(k)

 Halcon Resources Corp., 5.75

 $ 141,675

 Total Energy

 $ 141,675

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost  $524,900)

 $ 667,422

 PREFERRED STOCKS -  4.6% of Net Assets

 Banks - 0.4%

 Diversified Banks - 0.4%

   500(b)(d)

 AgStar Financial Services ACA, 6.75 (144A)

 $ 496,375

 Total Banks

 $ 496,375

 DIVERSIFIED FINANCIALS - 0.7%

 Other Diversified Financial Services - 0.7%

   40,675(b)

 GMAC Capital Trust I, 8.125

 $ 1,113,681

 Total Diversified Financials

 $ 1,113,681

 INSURANCE - 3.5%

 Reinsurance - 3.5%

   899,973(f)(k)

 Altair Re

 $ 990,871

   1,500,000(k)

 Altair Re II, Ltd.

   1,508,850

   15,000(k)

 Lorenz Re, Ltd.

   1,689,300

   1,500,000(k)

 Pangaea Re

   1,626,570

 Total Insurance

 $ 5,815,591

 SOFTWARE & SERVICES - 0.0%†

 Data Processing & Outsourced Services - 0.0%†

   1,110(f)(k)

 Perseus Holding Corp., 14.0% (144A)

 $ 91,020

 TOTAL PREFERRED STOCKS

 (Cost  $5,333,969)

 $ 7,516,667

 RIGHT/WARRANT -  0.0%† of Net Assets

 AUTOMOBILES & COMPONENTS - 0.0%†

 Auto Parts & Equipment - 0.0%†

   86(k)

 Lear Corp., Expires 11/9/14

 $ 12,529

 Total Automobiles & Components

 $ 12,529

 TOTAL RIGHT/WARRANT

 (Cost  $4,645)

 $ 12,529

 PURCHASED OPTIONS -  0.0%†

   672,138

 U.S. Dollar versus Turkish lira

 $ 5,535

 TOTAL PURCHASED OPTIONS

 (Cost  $11,073)

 $ 5,535

 TOTAL INVESTMENTS IN SECURITIES - 135.8%

 (Cost - $221,986,140)

 $ 224,229,228

 WRITTEN PUT OPTIONS -  0.0%†

   (672,138)

 U.S. Dollar versus Turkish lira

 $ (18,722)

 TOTAL WRITTEN PUT OPTIONS

 (Premiums received  $(11,073))

 $ (18,722)

 OTHER ASSETS AND LIABILITIES - (35.8)%

 $ (59,040,428)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS -100.0%

 $ 165,170,078

† Amount rounds less than 0.1%

 NR

 Security not rated by S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2014, the value of these securities amounted to $116,228,303, or 70.4% of total net assets applicable to common shareowners.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at January 31, 2014.

 (a)

 Floating rate note.  The rate shown is the coupon rate at January 31, 2014.

 (b)

 The interest rate is subject to change periodically. The interest is shown is the rate at January 31, 2014.

 (c)

 Security is in default and is non income producing.

 (d)

 Security is perpetual in nature and has no stated maturity date.

 (e)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.  The rate shown is the rate at January 31, 2014.

 (f)

Indicates a security that has been deemed as illiquid.  As of January 31, 2014 the aggregate cost of illiquid securities in the Trust's portfolio was $19,301,093.  As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $16,823,712 represented 10.2% of total net assets applicable to common shareowners.

 (g)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (h)

 Security issued with a zero coupon.  Income is recognized through accretion of discount.

 (i)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (j)

 Security is priced as a unit.

 (k)

 Non-income producing.

 (l)

 At January 31, 2014, the net unrealized appreciation on investments based on cost for federal tax purposes of $224,090,563 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 11,954,325

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (11,815,660)

 Net unrealized appreciation

 $ 138,665

 For financial reporting purposes net unrealized appreciation on investments was $2,243,088 and cost of investments aggregated $221,986,140.

The Trust had the following bridge loan commitment outstanding as of January 31, 2014:

 Borrower

 Par

 Cost

 Value

 Unrealized

 Gain and /(Loss)

 JLL/Delta Patheon Holdings

 $1,250,000

 $1,250,000

 $1,250,000

 $-

 (m)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 62.2

 %

 Cayman Islands

 8.2

 Bermuda

 4.4

 Luxembourg

 4.3

 Ireland

 3.3

 Argentina

 2.2

 United Kingdom

 1.9

 Netherlands

 1.8

 Canada

 1.6

 Mexico

 1.6

 Brazil

 1.2

 Other (individually less than 1%)

 7.3

 100.0

 %

Pioneer Diversified High Income Trust | NQ|1/31/14

Glossary of Terms:

(G.D.R.) Global Depositary Receipt

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 BRL

 -

 Brazilian Real

 CAD

 -

 Canadian Dollar

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 GHS

 -

 Ghanaian Cedis

 MXN

 -

 Mexican Peso

 NGN

 -

 Nigeria Naira

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

 Level 1 - quoted prices in active markets for identical securities.

 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.).

 Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as level 3.

 The following is a summary of the inputs used as of January 31, 2014, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

$
–

$
3,496,511

$
–

$
3,496,511

 Collateralized Mortgage Obligations

–

3,986,310

–

3,986,310

 Commercial Mortgage-Backed Securities

–

731,072

–

731,072

 Senior Secured Floating Rate Loan Interests

–

39,506,565

–

39,506,565

 Corporate Bonds & Notes

 Diversified Metals & Mining

–

2,759,000

143,000

2,902,000

 Reinsurance

–

29,514,516

4,806,637

34,321,153

 Property & Casualty Insurance

–

83,060

3,499,682

3,582,742

     All Other

–

118,396,838

–

118,396,838

 Convertible Bonds & Notes

–

4,498,073

–

4,498,073

 Sovereign Debt Obligations

–

3,483,490

–

3,483,490

 Common Stocks

 Air Freight & Logistics

–

943,310

–

943,310

 Systems Software

–

5,285

–

5,285

     All Other

173,726

–

–

173,726

 Convertible Preferred Stocks

 Oil & Gas Exploration & Production

–

141,675

–

141,675

     All Other

525,747

–

–

525,747

 Preferred Stocks

 Reinsurance

–

–

5,815,591

5,815,591

 Diversified Banks

–

496,375

–

496,375

 Data Processing & Outsourced Services

–

91,020

–

91,020

     All Other

1,113,681

–

–

1,113,681

 Right/Warrant:

12,529

–

–

12,529

 Purchased Options

5,535

–

–

5,535

 Total Investments in Securities

$
1,831,218

$
208,133,100

$
14,264,910

$
224,229,228

 Other Financial Instruments

 Written Put Option

$
(18,722
)

$
–

$
–

$
(18,722
)

 Forward Foreign Currency Contracts

–

(29,155
)

–

(29,155
)

 Total Other Financial Instruments

$
(18,722
)

$
(29,155
)

$
–

$
(42,877
)

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance

 as of

 4/30/13

 Realized

 gain (loss)

 Change in

 Unrealized appreciation

 (depreciation)

 Purchases

 Sales

 Accrued

 discounts/ premiums

 Transfers in to

 Level 3*

 Transfers out of

 Level 3*

 Balance

 as of

 1/31/14

 Corporate Bonds & Notes

 Diversified Metals & Mining

$
–

$
–

$
(3,667
)

$
146,667

$
–

$
–

$
–

$
–

$
143,000

 Property & Casualty Insurance

3,754,107

–

(254,425
)

–

–

–

–

–

3,499,682

 Reinsurance

2,588,700

5,999

205,938

3,006,000

(1,000,000
)

–

–

–

4,806,637

 Preferred Stocks

 Reinsurance

3,509,600

–

411,268

2,994,750

(1,100,027
)

–

–

–

5,815,591

 Total

$
9,852,407

$
5,999

$
359,114

$
6,147,417

$
(2,100,027
)

$
–

$
–

$
–

$
14,264,910

 *  Transfers are calculated on the beginning of period value

 ** Lorenz Re was a common stock at 4/30/13.

 Net change in unrealized appreciation of Level 3 investments still held and considered

 Level 3 at 01/31/14: $438,393.

As of January 31, 2014, outstanding forward foreign currency contracts were as follows:

 Currency

 Contracts to

 Receive/(Deliver)

 In Exchange

 for USD

 Settlement

 Date

 Value

 Net

 Unrealized

 appreciation

 /(depreciation)

 BRL

 550,000

 $229,837

 03/17/14

 $ 225,532

 $ (4,305)

 EUR

 (800,000)

  (1,104,432)

 04/24/14

   (1,079,079)

   25,353

 EUR

 (4,729,308)

  (6,349,075)

 04/25/14

   (6,379,129)

   (30,055)

 GBP

 (459,062)

  (737,467)

 02/06/14

   (754,457)

   (16,989)

 PHP

 46,000,000

  1,016,687

 02/18/14

   1,013,528

   (3,159)

 Total

   $(29,155)

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer Diversified High Income Trust By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date April 1, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date April 1, 2014 * Print the name and title of each signing officer under his or her signature.